                                THE VALIANT FUND




                               Semi-Annual Report
                                February 29, 2000

THE VALIANT FUND
Semi-Annual Report - February 29, 2000

Table of Contents


                                                                            Page
                                                                            ----

Schedule of Portfolio Investments                                             1

U.S. TREASURY MONEY MARKET PORTFOLIO
Statement of Assets and Liabilities                                          10
Statement of Operations                                                      10
Statement of Changes                                                         11

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities                                          12
Statement of Operations                                                      12
Statement of Changes                                                         13

GENERAL MONEY MARKET PORTFOLIO
Statement of Assets and Liabilities                                          14
Statement of Operations                                                      14
Statement of Changes                                                         15

TAX-EXEMPT MONEY MARKET PORTFOLIO
Statement of Assets and Liabilities                                          16
Statement of Operations                                                      16
Statement of Changes                                                         17

Notes to Financial Statements                                                18

Financial Highlights                                                         24

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2000
(Unaudited)

            PAR          SECURITY                                                                                  MARKET
           VALUE        DESCRIPTION                                                                                VALUE
           -----        -----------                                                                                -----
U.S. TREASURY BILLS (a) (35.5%):
        $10,000,000     4.47%, 3/2/00                                                                          $  9,998,760
         15,000,000     4.76%, 3/16/00                                                                           14,970,375
          5,000,000     4.76%, 3/23/00                                                                            4,985,471
         10,000,000     5.04%, 3/30/00                                                                            9,959,400
         10,000,000     5.01%, 4/20/00                                                                            9,930,486
         22,000,000     5.70%, 4/27/00                                                                           21,817,757
          5,000,000     5.44%, 6/1/00                                                                             4,930,489
          5,000,000     5.47%, 6/8/00                                                                             4,924,856
          5,000,000     5.48%, 6/15/00                                                                            4,919,396
         10,000,000     5.38%, 6/22/00                                                                            9,831,128
          8,000,000     5.46%, 6/29/00                                                                            7,854,800
          5,000,000     5.48%, 7/6/00                                                                             4,903,339
         10,000,000     5.69%, 8/10/00                                                                            9,744,175
          5,000,000     5.71%, 8/17/00                                                                            4,865,974
          5,000,000     5.74%, 8/24/00                                                                            4,859,811
         15,000,000     5.82%, 10/12/00                                                                          14,455,313
                                                                                                               ------------
TOTAL U.S. TREASURY BILLS (COST $142,951,530)                                                                   142,951,530
                                                                                                               ------------

REPURCHASE AGREEMENTS  (64.9%):
         30,000,000     First Boston Corp., 5.65%, 3/1/00 Repurchase Price                                       30,000,000
                        $30,004,708, (Collateralized by U.S. Treasury Bond, 8.75%,
                        due 5/15/17; par value $25,131,000; valued at $31,402,210)

         18,783,000     First Boston Corp., 5.72%, 3/1/00 Repurchase Price                                       18,783,000
                        $18,785,984, (Collateralized by U.S. Treasury Bond, 6.00%,
                        due 2/15/26; par value $20,277,000; valued at $19,303,657)

         51,000,000     Goldman, Sachs & Co., Inc., 5.65%, 3/1/00 Repurchase                                     51,000,000
                        Price $51,008,004, (Collateralized by U.S. Treasury Note,
                        6.125%, due 12/31/01; par value $51,860,000; valued at
                        $52,020,204)

         81,000,000     J.P. Morgan & Co., Inc., 5.76%, 3/1/00 Repurchase Price                                  81,000,000
                        $81,012,960, (Collateralized by U.S. Treasury Note, 5.875%,
                        due 2/15/04; par value $84,533,000; valued at $82,620,831)

         81,000,000     Morgan Stanley Group, Inc., 5.73%, 3/1/00 Repurchase Price                               81,000,000
                        $81,012,892, (Collateralized by U.S. Treasury Bill, 0.00%,                             ------------
                        due 4/20/00 and by U.S. Treasury Bond, 7.125%, due
                        2/15/23; par value $77,295,000; valued at $83,426,746)

TOTAL REPURCHASE AGREEMENTS (COST $261,783,000)                                                                 261,783,000
                                                                                                               ------------


TOTAL INVESTMENTS (COST $404,734,530) (b) - 100.4%                                                              404,734,530
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                                                                   (1,732,311)
                                                                                                               ------------
TOTAL NET ASSETS - 100.0%                                                                                      $403,002,219
                                                                                                               ============

------------
Percentages indicated are based on net assets of $403,002,219.

(a)      Rate represents annualized yield to maturity at date of purchase.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
COMMERCIAL PAPER (a) (92.4%):
Beverages & Tobacco  (6.2%):
                        Coca Cola Co.
         $ 5,000,000      5.73%, 3/7/00                                                     $  4,995,225
           7,000,000      5.75%, 4/17/00                                                       6,947,451
           9,500,000      5.76%, 4/18/00                                                       9,427,040
                                                                                            ------------
                                                                                              21,369,716
                                                                                            ------------

Chemicals  (2.3%):
                        Du Pont (E.I.) De Nemours & Co.
           5,000,000      5.77%, 3/7/00                                                        4,995,192
           3,000,000      5.94%, 7/10/00                                                       2,935,155
                                                                                            ------------
                                                                                               7,930,347
                                                                                            ------------

Consumer Goods & Services  (9.5%):
                        Eastman Kodak Co.
           9,000,000      5.83%, 4/26/00                                                       8,918,380
           5,000,000      5.83%, 5/5/00                                                        4,947,368
                        Nike, Inc.
           3,970,000      5.82%, 3/2/00                                                        3,969,358
           8,000,000      5.80%, 3/10/00                                                       7,988,400
           7,000,000    Sonoco Products Co.                                                    6,989,938
                          5.75%, 3/10/00                                                    ------------
                                                                                              32,813,444
                                                                                            ------------

Drugs & Health Care  (2.9%):
          10,000,000    Abbott Laboratories
                          5.73%, 3/7/00                                                        9,990,450
                                                                                            ------------

Electrical & Electronic  (8.0%):
          10,000,000    Motorola, Inc.
                          5.84%, 4/28/00                                                       9,905,991
                        W.W. Grainger, Inc.
           9,000,000      5.75%, 3/6/00                                                        8,992,813
           9,000,000      5.82%, 4/14/00                                                       8,935,980
                                                                                            ------------
                                                                                              27,834,784
                                                                                            ------------

Financial Services  (30.4%):
          14,000,000    Associates Corp. of North America
                          5.88%, 5/4/00                                                       13,853,654
                        Bell Atlantic Financial Services
          10,000,000      5.82%, 3/8/00                                                        9,988,684
           4,000,000      5.82%, 4/11/00                                                       3,973,487
           4,000,000      5.85%, 4/18/00                                                       3,968,800
                        Caterpillar Financial Services
           9,000,000      5.77%, 3/1/00                                                        9,000,000
           8,000,000      5.97%, 7/18/00                                                       7,815,593
           3,000,000      6.01%, 7/25/00                                                       2,926,878
                        Ford Motor Credit Co.
           5,000,000      5.81%, 4/6/00                                                        4,970,950
          10,000,000      5.83%, 4/19/00                                                       9,920,647
           5,000,000      5.86%, 5/22/00                                                       4,933,261

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments (Continued)
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
                        General Motors Acceptance Corp.
         $13,000,000      5.79%, 4/4/00                                                     $ 12,928,913
           7,000,000      5.81%, 4/7/00                                                        6,958,200
                        IBM Credit Corp.
           4,000,000      5.71%, 3/16/00                                                       3,990,483
          10,000,000      5.82%, 4/7/00                                                        9,940,183
                                                                                            ------------
                                                                                             105,169,733
                                                                                            ------------

Food Products  (6.4%):
           5,000,000    General Mills, Inc.
                          5.75%, 3/15/00                                                       4,988,819
          17,000,000    H.J. Heinz Co.
                          5.76%, 3/7/00                                                       16,983,680
                                                                                            ------------
                                                                                              21,972,499
                                                                                            ------------

Industrial Goods & Services  (2.9%):
          10,000,000    PPG Industries, Inc.
                          5.75%, 3/27/00                                                       9,958,472
                                                                                            ------------

Non-Bank Finance  (5.5%):
                        General Electric Capital Corp.
           7,000,000      5.71%, 3/29/00                                                       6,968,912
          12,000,000      5.78%, 4/3/00                                                       11,936,420
                                                                                            ------------
                                                                                              18,905,332
                                                                                            ------------

Office Equipment & Services  (8.1%):
          10,000,000    Honeywell International
                          5.82%, 4/12/00                                                       9,932,100
          18,000,000    Pitney Bowes, Inc.
                          5.72%, 3/13/00                                                      17,965,680
                                                                                            ------------
                                                                                              27,897,780
                                                                                            ------------

Printing & Publishing  (2.9%):
          10,000,000    McGraw-Hill Co., Inc.
                          5.70%, 3/21/00                                                       9,968,333
                                                                                            ------------

Telecommunications  (7.3%):
                        AT&T Corp.
           4,000,000      5.70%, 3/16/00                                                       3,990,500
           4,000,000      5.75%, 3/27/00                                                       3,983,389
           7,500,000      5.80%, 4/10/00                                                       7,451,667
          10,000,000    Lucent Technologies, Inc.
                          5.80%, 3/10/00                                                       9,985,500
                                                                                            ------------
                                                                                              25,411,056
                                                                                            ------------

TOTAL COMMERCIAL PAPER (COST $319,221,946)                                                   319,221,946
                                                                                            ------------

U.S. GOVERNMENT AGENCY MORTGAGES  (1.4%):
Federal Home Loan Mortgage Corp.  (1.4%):
           5,000,000      5.22%, 3/31/00                                                       4,978,250
                                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $4,978,250)                                       4,978,250
                                                                                            ------------

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments (Continued)
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
REPURCHASE AGREEMENTS  (6.7%):
         $ 5,000,000    First Boston Corp., 5.72%, 3/1/00 Repurchase Price                  $  5,000,000
                        $5,000,794, (Collateralized by U.S. Treasury Note, 11.625%,
                        due 11/15/04; par value $4,173,000; valued at $5,128,004),
                        5.72%, 3/1/00

          12,261,000    J.P. Morgan & Co., Inc., 5.76%, 3/1/00 Repurchase Price               12,261,000
                        $12,262,962, (Collateralized by U.S. Treasury Note 5.875%,
                        due 11/15/04; par value $12,654,000; valued at
                        $12,506,689), 5.76%, 3/1/00

           6,000,000    Morgan Stanley Group, Inc., 5.73%, 3/1/00 Repurchase Price             6,000,000
                        $6,000,955, (Collateralized by U.S. Treasury Bill, 4.66%,           ------------
                        due 3/2/00 and by U.S. Treasury Bond, 6.625%, due 2/15/27;
                        par value $6,015,000; valued at $6,200,878), 5.73%, 3/1/00

TOTAL REPURCHASE AGREEMENTS (COST $23,261,000)                                                23,261,000
                                                                                            ------------


TOTAL INVESTMENTS (COST $347,461,196) (b) - 100.5%                                           347,461,196
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                                                (1,615,515)
                                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                                   $345,845,681
                                                                                            ============

------------
Percentages indicated are based on net assets of $345,845,681.

(a)      Rate represents annualized yield to maturity at date of purchase.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
MUNICIPAL BONDS AND NOTES  (101.8%):
Alaska  (0.9%):

         $ 2,000,000    Valdez Alaska Marine Term Revenue Exxon Pipeline Co.                $  2,000,000
                        Project, 3.80%*, 10/1/25                                            ------------

Arizona  (2.6%):
           3,000,000    Salt River AGR Improvement & Power District, 3.40%, 3/9/00,            3,000,000
                        LINE: Wells Fargo Morgan Guaranty, FNB Chicago, Bank of
                        America, Bank One, Norwest, and Bank of New York

           2,500,000    Salt River AGR Improvement & Power District, 3.60%,                    2,500,000
                        4/10/00, LINE: Wells Fargo Morgan Guaranty, FNB Chicago,            ------------
                        Bank of America, Bank One, Norwest, and Bank of New York
                                                                                               5,500,000
                                                                                            ------------

Colorado  (0.5%):
           1,000,000    Jefferson County School District, R-001, Series B, G.O.,               1,006,874
                        5.00%, 12/15/00, FGIC Insured                                       ------------

Connecticut  (0.9%):
           2,000,000    Connecticut State Special Assessment, Unemployment                     2,000,000
                        Compensation, Series C, 3.38%, 7/1/00**, FGIC Insured,              ------------
                        LIQ, SPI

Florida  (3.3%):
           1,200,000    Dade County Florida Industrial Development Authority                   1,200,000
                        Exempt Facilities Revenue, Florida Power & Light Co.,
                        3.80%*, 6/1/21

           2,000,000    Jacksonville Electric Authority Revenue, Series A, 3.85%*,             2,000,000
                        10/1/10, SBPA: Westdeutsche Landesbank

           1,000,000    Jacksonville PCR, Florida Power & Light Co., 3.80%, 4/7/00             1,000,000
           2,700,000    Sunshine State Government Finance Commission, 3.40%,                   2,700,000
                        3/14/00, SBPA: UBS and Toronto Dominion Bank                        ------------
                                                                                               6,900,000
                                                                                            ------------

Georgia  (7.4%):
           2,000,000    Burke County Development Authority PCR, Georgia Power                  2,000,000
                        Co., 3.80%*, 7/1/24

           2,500,000    Burke County, Oglethorpe Power, Series 98-A, 3.65%, 4/7/00             2,500,000
           4,800,000    De Kalb Private Hospital Authority Revenue, Egelston                   4,800,000
                        Children's Hospital, Series A, 3.90%*, 3/1/24, LOC: Suntrust
                        Bank

           1,000,000    Fulton County School District, G.O., 5.80%, 5/1/00                     1,003,899
           1,630,000    Georgia Municipal Electric Authority, Series B, 3.85%*, 1/1/16         1,630,000
           1,200,000    Georgia Municipal Electric Authority, Series B, 3.85%*, 6/1/20         1,200,000
           2,500,000    State of Georgia, G.O., 6.25%, 4/1/00                                  2,504,453
                                                                                            ------------
                                                                                              15,638,352
                                                                                            ------------

Illinois  (0.9%):
           2,000,000    City of Chicago, G.O., 2.95%, 1/26/01, LOC: Westdeutsche               2,000,000
                        Landesbank                                                          ------------

Indiana  (3.2%):
           3,000,000    Mt. Vernon, Series 98-A, G.O., 3.85%, 3/7/00                           3,000,000

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments (Continued)
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
         $ 3,700,000    St. Joseph County Indiana Educational Facilities, University        $  3,700,000
                        of Notre Dame, 3.70%*, 3/1/33, LIQ: Bank of America                 ------------
                                                                                               6,700,000
                                                                                            ------------

Louisiana  (1.0%):
           2,100,000    Louisiana State Offshore Terminal Authority Deepwater Port             2,100,000
                        Revenue, 3.80%*, 9/1/06, LOC: Suntrust Bank                         ------------

Maryland  (2.2%):
           2,000,000    Maryland State Health & Higher Educational Facilities                  2,000,000
                        Authority Revenue, Catholic Health Initiative, Series B,
                        4.00%*, 12/1/15, LOC: Morgan Guaranty Trust

           2,500,000    Washington Suburban District, G.O., 6.70%, 8/1/01,                     2,577,339
                        Prerefunded 8/1/00 @ 102                                            ------------
                                                                                               4,577,339
                                                                                            ------------

Massachusetts  (4.3%):
           5,000,000    Massachusetts Water Resource Authority, Series A, 3.80%*,              5,000,000
                        4/1/28, SBPA: Bank of Nova Scotia

           4,000,000    State of Massachusetts, Series A, G.O., 3.85%*, 9/1/16,                4,000,000
                        SBPA: Commerzbank A.G.                                              ------------
                                                                                               9,000,000
                                                                                            ------------

Michigan  (3.6%):
           1,000,000    Detroit Sewer Disposal Revenue, Series A, 3.90%*, 7/1/23               1,000,000
           1,000,000    Michigan Municipal Bond Authority Revenue, Series B-1,                 1,003,031
                        4.25%, 8/25/00

           3,050,000    Michigan State Building Authority, 3.65%, 4/27/00, LOC:                3,050,000
           2,500,000    Michigan State Housing Development Authority Rental                    2,500,000
                        Revenue, Series B, 3.90%*, 4/1/19, LOC: Landesbank                  ------------
                        Hessen-Thueringen GZ
                                                                                               7,553,031
                                                                                            ------------

Missouri  (1.8%):
           3,800,000    Columbia Water & Electric Revenue, Series B, 3.90%*,                   3,800,000
                        12/1/15, LOC: Toronto Dominion Bank                                 ------------

Nevada  (2.2%):
           4,575,000    Clark County Airport Improvement Revenue, Series A-1,                  4,575,000
                        3.85%*, 7/1/25                                                      ------------

New Jersey  (1.3%):
           2,800,000    New Jersey TRANS, 3.70%, 6/12/00, SBPA: Bank of Nova                   2,800,000
                        Scotia, Commerzbank A.G. and Toronto Dominion Bank                  ------------

New Mexico  (3.7%):
           3,300,000    Albuquerque Airport Revenue, 3.85%*, 7/1/14                            3,300,000
           2,000,000    Farmington PCR, Arizona Public Service Co., Series A,                  2,000,000
                        3.80%*, 5/1/24

           2,500,000    New Mexico TRANS, 4.00%, 6/30/00                                       2,506,158
                                                                                            ------------
                                                                                               7,806,158
                                                                                            ------------

New York  (5.1%):
           2,070,000    Long Island Power Authority New York Electric Systems                  2,070,000
                        Revenue, Series 6, 3.70%*, 5/1/33

           1,000,000    Long Island Power Authority New York Electric Systems                  1,000,000
                        Revenue, Series 5, 3.75%*, 5/1/33

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments (Continued)
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
         $ 3,400,000    Long Island Power Authority New York Electric Systems               $  3,400,000
                        Revenue, Series 7-B, 3.80%*, 4/1/25, MBIA Insured, SBPA:
                        Credit Suisse First Boston
           1,700,000    New York City Municipal Water Finance Authority Water &                1,700,000
                        Sewer Systems Revenue, Series C, 3.80%*, 6/15/22, FGIC
                        Insured, SBPA, SPI
           2,500,000    Triborough Bridge & Tunnel Authority Revenue, Series C,                2,500,000
                        3.80%*, 1/1/13, SBPA: Westdeutsche Landesbank                       ------------
                                                                                              10,670,000
                                                                                            ------------

North Carolina  (5.3%):
           4,595,000    Charlotte Airport Revenue, Series A, 3.85%*, 7/1/16, MBIA              4,595,000
                        Insured, SBPA: Commerzbank A.G.
           1,500,000    Raleigh-Durham Airport Authority Special Facilities                    1,500,000
                        Revenue, Series A, 3.80%*, 11/1/05, LOC: Bank of America
           5,000,000    Winston-Salem Water & Sewer Systems Revenue, 3.90%*,                   5,000,000
                        6/1/14, SBPA: Wachovia Bank                                         ------------
                                                                                              11,095,000
                                                                                            ------------

Ohio  (2.6%):
           1,000,000    Ohio State Building Authority, Series A, 5.50%, 10/1/00                1,008,805
           1,500,000    The Ohio State University General Receipts, Series A-2,                1,511,214
                        5.15%, 12/1/00
           3,000,000    The Ohio State University General Receipts, Series B,                  3,000,000
                        3.80%*, 12/1/29                                                     ------------
                                                                                               5,520,019
                                                                                            ------------

Pennsylvania  (2.5%):
           5,000,000    Berks County, 7.25%, 11/15/20, FGIC Insured, Prerefunded               5,209,157
                        11/15/00 @102                                                       ------------

Puerto Rico  (1.3%):
           2,800,000    Puerto Rico Common Wealth TRANS, Series A-1, 4.50%,                    2,808,541
                        7/30/00                                                             ------------

Rhode Island  (2.9%):
           1,800,000    State of Rhode Island, G.O., 3.90%*, 6/1/18, SBPA:                     1,800,000
                        Lanesbank Hessen-Thueringen GZ
           4,390,000    State of Rhode Island, Series B, G.O., 3.90%*, 9/1/18,                 4,390,000
                        SBPA:Landesbank Hessen-Thueringen GZ                                ------------
                                                                                               6,190,000
                                                                                            ------------

South Carolina  (3.7%):
           4,800,000    Piedmont Municipal Power Agency Revenue, Series B,                     4,800,000
                        3.95%*, 1/1/19
           2,000,000    South Carolina Public Service Authority, 3.80%, 4/7/00, LOC:           2,000,000
                        Bank of America, Commerzbank A.G. and Toronto Dominion
           1,000,000    State of South Carolina, G.O., 5.50%, 4/1/00                           1,001,897
                                                                                            ------------
                                                                                               7,801,897
                                                                                            ------------

South Dakota  (0.5%):
           1,000,000    South Dakota Housing Development Authority, Series C,                  1,001,465
                        4.90%, 5/1/00                                                       ------------

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments (Continued)
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
Tennessee  (4.1%):
         $ 2,600,000    Metropolitan Nashville Airport Authority Special Facilities         $  2,600,000
                        Revenue, Series B, 3.75%*, 10/1/12, LOC: Bayerische
                        Landesbank
           2,000,000    Shelby County, 3.45%, 3/6/00, LOC: Landesbank Hessen                   2,000,000
           1,000,000    Shelby County, Series B, G.O., 5.10%, 3/1/00                           1,000,000
           3,000,000    State of Tennessee, Series C, 3.85%*, 7/2/01, SBPA:                    3,000,000
                        Tennessee Construction Retirement Systems                           ------------
                                                                                               8,600,000
                                                                                            ------------

Texas  (17.8%):
           2,500,000    Austin Combined Utility System, 3.60%, 3/15/00, LOC:                   2,500,000
                        Morgan Guaranty
           2,500,000    Dallas Area Rapid Transit Authority, 3.50%, 4/11/00, LOC:              2,500,000
                        Westdeutsche Landesbank and Bayerische Landesbank
           2,000,000    Dallas Area Rapid Transit Authority, 3.85%*, 1/5/05, LOC:              2,000,000
                        Credit Local de France
           2,196,000    Dallas Water & Sewer System, 3.70%, 5/8/00, LOC: UBS                   2,196,000
           1,004,000    Dallas Water & Sewer System, 3.70%, 5/8/00, LOC: UBS                   1,004,000
           1,500,000    Grapevine Industrial Development Corp. Revenue, Series                 1,500,000
                        B-2, 3.75%*, 12/1/24, LOC: Bayerische Landesbank
           2,000,000    Grapevine Industrial Development Corp. Revenue, Series                 2,000,000
                        B-4, 3.75%*, 12/1/24, LOC: Bayerische Landesbank
           2,000,000    Harris County, G.O., 3.60%, 6/7/00, LOC: Bank of Nova                  2,000,000
                        Scotia
             600,000    Harris County, G.O., 4.00%, 6/7/00, LOC: Bank of Nova                    600,000
                        Scotia
           1,205,000    Harris County, G.O., 3.80%, 3/13/00, LOC: UBS                          1,205,000
           1,000,000    Houston Water & Sewer, 3.70%, 5/24/00, LOC:                            1,000,000
                        Westdeutsche Landesbank and Bayerische Landesbank
           1,500,000    Houston, G.O., 3.50%, 4/10/00, LOC: Toronto Dominion Bank              1,500,000
           2,800,000    North Central Texas Health Facilities Development Corp.                2,800,000
                        Revenue, 3.75%*,  12/1/15, MBIA Insured, SBPA:
                        Nationsbank
           1,500,000    North Central Texas Health Facilities Development Corp.                1,500,000
                        Revenue,, 3.75%*, 12/1/15, MBIA Insured, SBPA:
                        Nationsbank
           2,500,000    San Antonio E&G, 3.55%, 3/8/00, LOC: Morgan Guaranty,                  2,500,000
                        Bank of America, Bank of New York and Westdeutsche
                        Landesbank
           2,500,000    San Antonio Water System, 3.55%, 3/7/00, LOC:                          2,500,000
                        Westdeutsche Landesbank
           3,000,000    Southwest Higher Education Authority, Southern Methodist               3,000,000
                        University, 3.80%*, 7/1/15, LOC: Landesbank
                        Hessen-Thueringen GZ
           5,000,000    State of Texas TRANS, Series A, 4.50%, 8/31/00                         5,012,663
                                                                                            ------------
                                                                                              37,317,663
                                                                                            ------------

Utah  (0.9%):
           2,000,000    State of Utah, Series A, G.O., 3.80%*, 7/1/16, SBPA:                   2,000,000
                        Toronto Dominion Bank                                               ------------

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments (Continued)
February 29, 2000
(Unaudited)

             PAR         SECURITY                                                               MARKET
            VALUE       DESCRIPTION                                                             VALUE
            -----       -----------                                                             -----
Virginia  (1.4%):
         $ 3,000,000    Fairfax County Industrial Development Authority Revenue,            $  3,000,000
                        Series C, 5.85%, 10/1/25, LIQ: Inova Health System                  ------------

Washington  (7.2%):
           4,000,000    Seattle Municipal Light & Power Revenue, 3.80%*, 6/1/21,               4,000,000
                        SBPA: Morgan Guaranty Trust
           4,500,000    Washington Health Care Facilities Authority Revenue,                   4,500,000
                        Series B, 3.80%*, 10/1/05, SBPA: Rabobank Nederland
           1,400,000    Washington Health Care Facilities Authority Revenue,                   1,400,000
                        Series E, 3.80%*, 10/1/05, SBPA: Rabobank Nederland
           4,200,000    Washington Public Power Supply Systems Nuclear Project                 4,200,000
                        No. 1 Revenue, Series 1-A-1, 3.15%*, 7/1/17, LOC: Bank of
                        America
           1,000,000    Washington Public Power Supply Systems Nuclear Project                 1,004,477
                        No. 2 Revenue, Series A, 5.00%, 7/1/00                              ------------
                                                                                              15,104,477
                                                                                            ------------

Wisconsin  (6.7%):
           4,900,000    Sheboygan PCR, 3.90%*, 8/1/14                                          4,900,000
           3,300,000    Sheboygan PCR, 3.95%*, 9/1/15                                          3,300,000
           4,812,000    State of Wisconsin, G.O., 3.55%, 3/6/00, LOC: Bank of Nova             4,812,000
                        Scotia and Commerzbank A.G.
           1,000,000    State of Wisconsin, Series D, G.O., 6.00%, 5/1/01,                     1,014,417
                        Prerefunded 5/1/00 @ 101                                            ------------
                                                                                              14,026,417
                                                                                            ------------
TOTAL MUNICIPAL BONDS AND NOTES (COST $214,301,390)                                          214,301,390
                                                                                            ------------

TOTAL INVESTMENTS (COST $214,301,390) (a)  -  101.8%                                         214,301,390
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                                                (3,760,014)
                                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                                   $210,541,376
                                                                                            ============

------------
Percentages indicated are based on net assets of $210,541,376.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2000.

** Put and demand features exist allowing the fund to require the repurchase of the investment within variable time periods ranging from daily, weekly, monthly or semi-annually. Maturity date reflects the next put date.

GLOSSARY OF TERMS
FGIC         Financial Guaranty Insurance Corp.
G.O.         General Obligation
LINE         Line of Credit
LIQ          Liquidity Facility
LOC          Letter of Credit
MBIA         MBIA Insurance Corp.
PCR          Pollution Control Revenue
SBPA         Standby Purchase Agreement
SPI          Securities Purchase, Inc.
TRANS        Tax and Revenue Anticipation Notes

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities
                                                                          FEBRUARY 29, 2000
                                                                                (Unaudited)
ASSETS:
Investments, at value (cost $142,951,530)                                      $142,951,530
Repurchase agreements, at value
  (cost $261,783,000)                                                           261,783,000
                                                                               ------------
  Total Invesments                                                              404,734,530
Cash                                                                                    956
Interest receivable                                                                  60,383
Prepaid expenses and other assets                                                     2,264
                                                                               ------------
  TOTAL ASSETS                                                                  404,798,133

LIABILITIES:
Dividends payable                                        $1,590,330
Accrued expenses
  Investment advisory fees                                   64,053
  Distribution and service fees                             141,531
                                                         ----------
  TOTAL LIABILITIES                                                               1,795,914
                                                                               ------------
NET ASSETS                                                                     $403,002,219
                                                                               ============

NET ASSETS:
Capital                                                                         403,282,421
Undistributed net investment income                                                  51,967
Accumulated net realized losses from
  investment transactions                                                          (332,169)
                                                                               ------------
NET ASSETS                                                                     $403,002,219
                                                                               ============

Class A Shares
  Net Assets                                                                   $ 21,265,383
  Shares                                                                         21,280,884
  Offering and redemption price per share                                      $       1.00
                                                                               ============

Class B Shares
  Net Assets                                                                   $ 76,482,831
  Shares                                                                         76,634,416
  Offering and redemption price per share                                      $       1.00
                                                                               ============

Class D
  Net Assets                                                                   $276,223,805
  Shares                                                                        276,335,075
  Offering and redemption price per share                                      $       1.00
                                                                               ============

Class E
  Net Assets                                                                   $ 29,030,200
  Shares                                                                         29,032,045
  Offering and redemption price per share                                      $       1.00
                                                                               ============

Statement of Operations
                                                 FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                                                                (Unaudited)
INVESTMENT INCOME:
Interest income                                                                $  9,480,287
                                                                               ------------
    TOTAL INCOME                                                                  9,480,287

EXPENSES:
Investment advisory fees                                 $  360,864
Distribution and shareholder servicing fees:
    Class B Shares                                          112,665
    Class D Shares                                          634,286
    Class E Shares                                          100,103
Trustee fees                                                 17,999
Other                                                           169
                                                         ----------

    Total expenses before voluntary fee
      reductions                                                                  1,226,086
    Expenses voluntarily reduced                                                    (50,189)
                                                                               ------------
    Net Expenses                                                                  1,175,897
                                                                               ------------
NET INVESTMENT INCOME                                                             8,304,390
                                                                               ------------

REALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment
    transactions                                                                    (18,429)
                                                                               ------------
Change in net assets resulting from
    operations                                                                 $  8,285,961
                                                                               ============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets
                                                            FOR THE SIX
                                                            MONTHS ENDED        FOR THE
                                                            FEBRUARY 29,       YEAR ENDED
                                                               2000            AUGUST 31,
                                                            (UNAUDITED)           1999
                                                           -------------     --------------
FROM INVESTMENT ACTIVITIES:
Operations:
      Net investment income                                $  8,304,390      $  20,640,794
      Net realized losses from investment transactions          (18,429)          (256,840)
                                                           ------------      -------------
Change in net assets resulting from operations                8,285,961         20,383,954
                                                           ------------      -------------

DIVIDENDS TO SHAREHOLDERS:
    Net investment income:
      Class A Shares                                           (448,943)        (1,204,030)
      Class B Shares                                         (1,549,548)       (11,523,371)
      Class D Shares                                         (5,771,252)        (7,798,165)
      Class E Shares                                           (534,647)          (115,228)
                                                           ------------      -------------
    Change in net assets from shareholder dividends          (8,304,390)       (20,640,794)
                                                           ------------      -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS              105,908,435       (222,392,400)
                                                           ------------      -------------
Change in net assets                                        105,890,006       (222,649,240)

NET ASSETS:
      Beginning of period                                   297,112,213        519,761,453
                                                           ------------      -------------
      End of period                                        $403,002,219      $ 297,112,213
                                                           ============      =============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

Statement of Assets and Liabilities
                                                       FEBRUARY 29, 2000
                                                             (Unaudited)

ASSETS:
Cash                                                            $    979
Prepaid expenses and other assets                                  1,866
                                                                --------
    TOTAL ASSETS                                                   2,845

LIABILITIES:
Accrued expenses and other payables:
    Investment advisory fees                     $ 2,197
    Other payables                                    31
                                                 -------
    TOTAL LIABILITIES                                              2,228
                                                                --------
NET ASSETS                                                      $    617
                                                                ========

NET ASSETS:
Capital                                                              618
Undistributed net investment income                                   84
Accumulated net realized losses from
    investment transactions                                          (85)
                                                                --------
NET ASSETS                                                      $    617
                                                                ========

Class A Shares
    Net Assets                                                  $    617
    Shares                                                           618
    Offering and redemption price per share                     $   1.00
                                                                ========

Statement of Operations
                    FOR THE PERIOD DECEMBER 7, 1999 TO JANUARY 19, 2000*
                                                             (Unaudited)

INVESTMENT INCOME:
Interest income                                                 $377,376
                                                                --------
    TOTAL INCOME                                                 377,376

EXPENSES:
Investment advisory fees                         $17,142
                                                 -------

    Total Expenses                                                17,142
                                                                --------
NET INVESTMENT INCOME                                            360,234
                                                                --------

Change in net assets resulting from
    operations                                                  $360,234
                                                                ========

* The Portfolio operated from December 7, 1999 to January 19, 2000.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

Statements of Changes in Net Assets
                                                     FOR THE PERIOD
                                                       DECEMBER 7,       FOR THE PERIOD
                                                     1999 TO JANUARY      DECEMBER 14,
                                                        19, 2000*       1998 TO JANUARY
                                                       (UNAUDITED)         22, 1999**
                                                     ---------------    ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
      Net investment income                             $ 360,234           $ 368,777
                                                        ---------           ---------
Change in net assets resulting from operations            360,234             368,777
                                                        ---------           ---------

DIVIDENDS TO SHAREHOLDERS:
    Net investment income:
      Class A Shares                                     (360,234)           (368,700)
                                                        ---------           ---------
    Change in net assets from shareholder dividends      (360,234)           (368,700)
                                                        ---------           ---------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  3             (24,924)
                                                        ---------           ---------
Change in net assets                                            3             (24,847)

NET ASSETS:
      Beginning of period                                     614              25,461
                                                        ---------           ---------
      End of period                                     $     617           $     614
                                                        =========           =========

* The Portfolio operated from December 7, 1999 to January 19, 2000. ** The Portfolio operated from December 14, 1998 to January 22, 1999.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities
                                                              FEBRUARY 29, 2000
                                                                    (Unaudited)
ASSETS:
Investments, at value (cost $324,200,196)                          $324,200,196
Repurchase agreements, at value
    (cost $23,261,000)                                               23,261,000
                                                                   ------------
Total investments                                                   347,461,196
Cash                                                                          7
Interest receivable                                                       3,711
Prepaid expenses and other assets                                         6,589
                                                                   ------------
    TOTAL ASSETS                                                    347,471,503

LIABILITIES:
Dividends payable                                $1,514,640
Accrued expenses and other payables:
    Investment advisory fees                         55,031
    Distribution and service fees                    56,151
                                                 ----------
    TOTAL LIABILITIES                                                 1,625,822
                                                                   ------------
NET ASSETS                                                         $345,845,681
                                                                   ============

NET ASSETS:
Capital                                                            $346,108,891
Accumulated net realized losses from
    investment transactions                                            (263,210)
                                                                   ------------
NET ASSETS                                                         $345,845,681
                                                                   ============

Class A Shares
    Net Assets                                                     $255,230,546
    Shares                                                          255,489,750
    Offering and redemption price per share                        $       1.00
                                                                   ============

Class B Shares
    Net Assets                                                     $    456,895
    Shares                                                              457,733
    Offering and redemption price per share                        $       1.00
                                                                   ============

Class D Shares
    Net Assets                                                     $ 10,862,279
    Shares                                                           10,862,193
    Offering and redemption price per share                        $       1.00
                                                                   ============

Class E Shares
    Net Assets                                                     $ 79,295,961
    Shares                                                           79,299,215
    Offering and redemption price per share                        $       1.00
                                                                   ============

Statement of Operations
                                     FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                                                    (Unaudited)
INVESTMENT INCOME:
Interest income                                                    $  9,469,183
                                                                   ------------
    TOTAL INCOME                                                      9,469,183

EXPENSES:
Investment advisory fees                         $  336,877
Distribution and shareholder servicing fees:
    Class B Shares                                    1,538
    Class D Shares                                    9,875
    Class E Shares                                  170,514
Trustee fees                                         16,834
Other                                                   288
                                                 ----------

    Total expenses before voluntary fee
      reductions                                                        535,926
    Expenses voluntarily reduced                                        (17,274)
                                                                   ------------
    Net Expenses                                                        518,652
                                                                   ------------
NET INVESTMENT INCOME                                                 8,950,531
                                                                   ------------

REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment
    transactions                                                          3,492
                                                                   ------------
Change in net assets resulting from
    operations                                                     $  8,954,023
                                                                   ============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets
                                                                        FOR THE SIX
                                                                        MONTHS ENDED              FOR THE
                                                                        FEBRUARY 29,            YEAR ENDED
                                                                            2000                AUGUST 31,
                                                                        (UNAUDITED)                1999
                                                                        ------------           ------------
FROM INVESTMENT ACTIVITIES:
Operations:
      Net investment income                                             $  8,950,531           $ 15,885,876
      Net realized gains/(losses) from investment transactions                 3,492                (17,877)
                                                                        ------------           ------------
Change in net assets resulting from operations                             8,954,023             15,867,999
                                                                        ------------           ------------

DIVIDENDS TO SHAREHOLDERS:
    Net investment income:
      Class A Shares                                                      (7,827,136)           (14,903,734)
      Class B Shares                                                         (22,259)              (634,426)
      Class D Shares                                                        (101,052)                    --
      Class E Shares                                                      (1,000,084)              (347,716)
                                                                        ------------           ------------
    Change in net assets from shareholder dividends                       (8,950,531)           (15,885,876)
                                                                        ------------           ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                            59,305,393             (4,027,090)
                                                                        ------------           ------------
Change in net assets                                                      59,308,885             (4,044,967)

NET ASSETS:
      Beginning of period                                                286,536,796            290,581,763
                                                                        ------------           ------------
      End of period                                                     $345,845,681           $286,536,796
                                                                        ============           ============

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities
                                                                     FEBRUARY 29, 2000
                                                                           (Unaudited)
ASSETS:
Investments, at value (cost $214,301,390)                                 $214,301,390
Cash                                                                           621,158
Interest receivable                                                          1,196,515
                                                                          ------------
    TOTAL ASSETS                                                           216,119,063

LIABILITIES:
Dividends payable                                     $  545,523
Payable for investment purchased                       5,000,000
Accrued expenses
    Investment advisory fees                              32,164
                                                      ----------
    TOTAL LIABILITIES                                                        5,577,687
                                                                          ------------
NET ASSETS                                                                $210,541,376
                                                                          ============

NET ASSETS:
Capital                                                                    210,704,801
Accumulated net realized losses from
    investment transactions                                                   (163,425)
                                                                          ------------
NET ASSETS                                                                $210,541,376
                                                                          ============

Class A Shares
    Net Assets                                                            $210,541,376
    Shares                                                                 210,704,801
    Offering and redemption price per share                               $       1.00
                                                                          ============

Statement of Operations
                                            FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                                                           (Unaudited)
INVESTMENT INCOME:
Interest income                                                           $  3,799,370
                                                                          ------------
    TOTAL INCOME                                                             3,799,370

EXPENSES:
Investment advisory fees                              $  218,422
Trustee fees                                              10,893
                                                      ----------

    Total expenses before voluntary fee
      reductions                                                               229,315
    Expenses voluntarily reduced                                               (10,893)
                                                                          ------------
    Net Expenses                                                               218,422
                                                                          ------------
NET INVESTMENT INCOME                                                        3,580,948
                                                                          ------------

REALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment
    transactions                                                               (42,330)
                                                                          ------------
Change in net assets resulting from
    operations                                                            $  3,538,618
                                                                          ============

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets
                                                                        FOR THE SIX
                                                                        MONTHS ENDED             FOR THE
                                                                        FEBRUARY 29,            YEAR ENDED
                                                                            2000                AUGUST 31,
                                                                        (UNAUDITED)                1999
                                                                        ------------           ------------
FROM INVESTMENT ACTIVITIES:
Operations:
      Net investment income                                             $  3,580,948           $  7,460,994
      Net realized gains/(losses) from investment transactions               (42,330)                   972
                                                                        ------------           ------------
Change in net assets resulting from operations                             3,538,618              7,461,966
                                                                        ------------           ------------

DIVIDENDS TO SHAREHOLDERS:
    Net investment income:
      Class A Shares                                                      (3,580,948)            (7,460,994)
                                                                        ------------           ------------
    Change in net assets from shareholder dividends                       (3,580,948)            (7,460,994)
                                                                        ------------           ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                           (77,758,946)            19,684,346
                                                                        ------------           ------------
Change in net assets                                                     (77,801,276)            19,685,318

NET ASSETS:
      Beginning of period                                                288,342,652            268,657,334
                                                                        ------------           ------------
      End of period                                                     $210,541,376           $288,342,652
                                                                        ============           ============

                       See notes to financial statements.

                                THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 29, 2000 (UNAUDITED)


1.       ORGANIZATION

The Valiant Fund (the "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market Portfolio (the "U.S. Treasury Money Market"), the U.S. Treasury Income Portfolio (the "U.S. Treasury Income"), the General Money Market Portfolio (the "General Money Market") and the Tax-Exempt Money Market Portfolio (the "Tax-Exempt Money Market") (referred to individually as a "Portfolio" and collectively as the "Portfolios"). The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

The investment objective of the U.S. Treasury Money Market, U.S. Treasury Income, and General Money Market is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

The investment objective of the Tax-Exempt Money Market is to seek primarily income exempt from federal income tax.

2.       SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the amounts of income and expenses reported during the reported period. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS: Investments of the Portfolios are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Portfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This agreement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal, at all times, to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluation potential risks.

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS -(CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)


SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments (where applicable), is accrued on a daily basis. Realized gains and losses are allocated based upon the relative net assets of each class of shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends on each share of the Portfolios are determined in the same manner, irrespective of class, except that shares of each class may bear separate fees under the distribution plan adopted for that class. It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Taxes: It is the policy of each of the Portfolios to qualify or to continue to qualify as a regulated investment company by complying with the provisions available to registered investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

EXPENSE ALLOCATION: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses, which are attributed to more than one Portfolio of the Trust, are allocated among the respective Portfolios based on relative net assets. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its own distribution fees.

3.       CAPITAL SHARE TRANSACTONS

Transactions in capital and shares of beneficial interest by class for the Portfolio's for the six months ended February 29, 2000:

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS -(CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

                                                  U.S. TREASURY MONEY MARKET                         U.S. TREASURY INCOME
                                                          PORTFOLIO                                        PORTFOLIO
                                           ---------------------------------------          ---------------------------------------
                                            FOR THE SIX                                     FOR THE PERIOD
                                            MONTHS ENDED               FOR THE                DECEMBER 7,           FOR THE PERIOD
                                            FEBRUARY 29,              YEAR ENDED            1999 TO JANUARY           DECEMBER 14,
                                               2000                   AUGUST 31,               19, 2000             1998 TO JANUARY
                                            (UNAUDITED)                  1999                 (UNAUDITED)               22, 1999
                                           -------------           ---------------          ---------------         ---------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
     Proceeds from shares issued           $  49,022,115           $    53,480,150           $ 129,146,313           $ 121,187,913
     Dividends reinvested                            148                       415                       3                      77
     Cost of shares redeemed                 (42,844,424)              (69,564,003)           (129,146,313)           (121,212,914)
                                           -------------           ---------------           -------------           -------------
     Class A capital transactions          $   6,177,839           $   (16,083,438)          $           3           $     (24,924)
                                           -------------           ---------------           -------------           -------------
CLASS B SHARES:
     Proceeds from shares issued           $  66,842,206           $ 1,018,981,987           $          --           $          --
     Cost of shares redeemed                 (54,581,509)           (1,281,291,723)                     --                      --
                                           -------------           ---------------           -------------           -------------
     Class B capital transactions          $  12,260,697           $  (262,309,736)          $          --           $          --
                                           -------------           ---------------           -------------           -------------
CLASS D SHARES
     Proceeds from shares issued           $ 591,897,244           $ 1,106,797,543           $          --           $          --
     Cost of shares redeemed                (520,373,205)           (1,063,882,954)                     --                      --
                                           -------------           ---------------           -------------           -------------
     Class D capital transactions          $  71,524,039           $    42,914,589           $          --           $          --
                                           -------------           ---------------           -------------           -------------
CLASS E SHARES
     Proceeds from shares issued           $  96,482,106           $    19,605,953           $          --           $          --
     Dividends reinvested                             21                        12                      --                      --
     Cost of shares redeemed                 (80,536,267)               (6,519,780)                     --                      --
                                           -------------           ---------------           -------------           -------------
     Class E capital transactions          $  15,945,860           $    13,086,185           $          --           $          --
                                           -------------           ---------------           -------------           -------------
Change from capital transactions           $ 105,908,435           $  (222,392,400)          $           3           $     (24,924)
                                           =============           ===============           =============           =============

SHARE TRANSACTIONS:
CLASS A SHARES:
     Issued                                   49,022,115                53,480,150             129,146,313             121,187,913
     Reinvested                                      148                       415                       3                      77
     Redeemed                                (42,844,424)              (69,564,003)           (129,146,313)           (121,212,914)
                                           -------------           ---------------           -------------           -------------
     Change in Class A Shares                  6,177,839               (16,083,438)                      3                 (24,924)
                                           -------------           ---------------           -------------           -------------
CLASS B SHARES:
     Issued                                   66,842,206             1,018,981,987                      --                      --
     Redeemed                                (54,581,509)           (1,281,291,723)                     --                      --
                                           -------------           ---------------           -------------           -------------
     Change in Class B Shares                 12,260,697              (262,309,736)                     --                      --
                                           -------------           ---------------           -------------           -------------
CLASS D SHARES
     Issued                                  591,897,244             1,106,797,543                      --                      --
     Redeemed                               (520,373,205)           (1,063,882,954)                     --                      --
                                           -------------           ---------------           -------------           -------------
     Change in Class D Shares                 71,524,039                42,914,589                      --                      --
                                           -------------           ---------------           -------------           -------------
CLASS E SHARES
     Issued                                   96,482,106                19,605,953                      --                      --
     Reinvested                                       21                        12                      --                      --
     Redeemed                                (80,536,267)               (6,519,780)                     --                      --
                                           -------------           ---------------           -------------           -------------
     Change in Class E Shares                 15,945,860                13,086,185                      --                      --
                                           -------------           ---------------           -------------           -------------
Change from share transactions               105,908,435              (222,392,400)                      3                 (24,924)
                                           =============           ===============           =============           =============

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS -(CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

                                                      GENERAL MONEY MARKET                           TAX-EXEMPT MONEY MARKET
                                                           PORTFOLIO                                        PORTFOLIO
                                           -----------------------------------------        ---------------------------------------
                                             FOR THE SIX                                     FOR THE SIX
                                             MONTHS ENDED                FOR THE             MONTHS ENDED               FOR THE
                                             FEBRUARY 29,               YEAR ENDED           FEBRUARY 29,              YEAR ENDED
                                                2000                    AUGUST 31,               2000                  AUGUST 31,
                                             (UNAUDITED)                   1999              (UNAUDITED)                  1999
                                           ---------------           ---------------        -------------           ---------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
     Proceeds from shares issued           $ 1,610,669,286           $ 3,044,081,955        $ 316,389,801           $ 1,122,783,416
     Dividends reinvested                          718,714                 2,607,904                   16                       161
     Cost of shares redeemed                (1,610,963,845)           (3,064,845,668)        (394,148,763)           (1,103,099,231)
                                           ---------------           ---------------        -------------           ---------------
     Class A capital transactions          $       424,155           $   (18,155,809)       $ (77,758,946)          $    19,684,346
                                           ---------------           ---------------        -------------           ---------------
CLASS B SHARES:
     Proceeds from shares issued           $       197,046           $    37,761,032        $          --           $            --
     Cost of shares redeemed                    (1,315,104)              (53,794,425)                  --                        --
                                           ---------------           ---------------        -------------           ---------------
     Class B capital transactions          $    (1,118,058)          $   (16,033,393)       $          --           $            --
                                           ---------------           ---------------        -------------           ---------------
CLASS D SHARES
     Proceeds from shares issued           $    25,070,290           $            --        $          --           $            --
     Cost of shares redeemed                   (14,208,097)                       --                   --                        --
                                           ---------------           ---------------        -------------           ---------------
     Class D capital transactions          $    10,862,193           $            --        $          --           $            --
                                           ---------------           ---------------        -------------           ---------------
CLASS E SHARES
     Proceeds from shares issued           $   109,284,730           $    37,384,570        $          --           $            --
     Dividends reinvested                               23                        10                   --                        --
     Cost of shares redeemed                   (60,147,650)               (7,222,468)                  --                        --
                                           ---------------           ---------------        -------------           ---------------
     Class E capital transactions          $    49,137,103           $    30,162,112        $          --           $            --
                                           ---------------           ---------------        -------------           ---------------
Change from capital transactions           $    59,305,393           $    (4,027,090)       $ (77,758,946)          $    19,684,346
                                           ===============           ===============        =============           ===============

SHARE TRANSACTIONS:
CLASS A SHARES:
     Issued                                  1,610,669,286             3,044,081,955          316,389,801             1,122,783,416
     Reinvested                                    718,714                 2,607,904                   16                       161
     Redeemed                               (1,610,963,845)           (3,064,845,668)        (394,148,763)           (1,103,099,231)
                                           ---------------           ---------------        -------------           ---------------
     Change in Class A Shares                      424,155               (18,155,809)         (77,758,946)               19,684,346
                                           ---------------           ---------------        -------------           ---------------
CLASS B SHARES:
     Issued                                        197,046                37,761,032                   --                        --
     Redeemed                                   (1,315,104)              (53,794,425)                  --                        --
                                           ---------------           ---------------        -------------           ---------------
     Change in Class B Shares                   (1,118,058)              (16,033,393)                  --                        --
                                           ---------------           ---------------        -------------           ---------------
CLASS D SHARES
     Issued                                     25,070,290                        --                   --                        --
     Redeemed                                  (14,208,097)                       --                   --                        --
                                           ---------------           ---------------        -------------           ---------------
     Change in Class D Shares                   10,862,193                        --                   --                        --
                                           ---------------           ---------------        -------------           ---------------
CLASS E SHARES
     Issued                                    109,284,730                37,384,570                   --                        --
     Reinvested                                         23                        10                   --                        --
     Redeemed                                  (60,147,650)               (7,222,468)                  --                        --
                                           ---------------           ---------------        -------------           ---------------
     Change in Class E Shares                   49,137,103                30,162,112                   --                        --
                                           ---------------           ---------------        -------------           ---------------
Change from share transactions                  59,305,393                (4,027,090)         (77,758,946)               19,684,346
                                           ===============           ===============        =============           ===============

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS -(CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)


4.       RELATED PARTY TRANSACTIONS

Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.

The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C, Class D and Class E shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise.

From time to time, the Manager may voluntarily waive all or a portion of the fees payable to it by a Portfolio. As such, the Manager has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.30% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class D shares and 1.00% of average daily net assets for Class E shares.

All other expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, trustee fees, and other miscellaneous fees.

The Trust has adopted distribution and shareholder servicing plans for the Class A, Class B, Class C, Class D and Class E shares (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares, up to 0.50% of the average net assets of the Class D shares and up to 0.80% of the average net assets of the Class E shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares, 0.50% of each Portfolio's average daily net assets for the Class D shares and 0.80% of each Portfolio's average daily net assets for the Class E shares, for the six months ended February 29, 2000. No payments have been authorized for the Class A shares.

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS -(CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)


Fees may be voluntarily reduced to assist the Portfolios in maintaining more competitive expense ratios. Information regarding fee reduction transactions is as follows for the six months ended February 29, 2000:

                                            Investment   Distribution and
                                             Advisory       Shareholder
                                               Fees       Servicing Fees
                                            ----------   ----------------
                                            Voluntary       Voluntary
                                               Fee             Fee
                                            Reductions      Reductions
                                            ----------      ----------
U.S. Treasury Money Market Portfolio          17,999          32,190
U.S. Treasury Income Portfolio                    --              --
General Money Market Portfolio                16,834             440
Tax-Exempt Money Market Portfolio             10,893              --

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Financial Highlights, Class A Shares
                                                        FOR THE SIX
                                                        MONTHS ENDED
                                                        FEBRUARY 29,                    FOR THE YEARS ENDED AUGUST 31,
                                                            2000          --------------------------------------------------------
                                                        (UNAUDITED)         1999         1998        1997        1996        1995
                                                        ------------      -------      -------     -------     -------     -------
Net Asset Value, Beginning of Period                       $  1.00        $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                           -------        -------      -------     -------     -------     -------
Investment Activities
    Net investment income                                    0.025          0.047        0.053       0.052       0.053       0.054
    Net realized losses from investment transactions        (0.000)**      (0.000)**        --          --          --          --
                                                           -------        -------      -------     -------     -------     -------
    Total from Investment Activities                         0.025          0.047        0.053       0.052       0.053       0.054
                                                           -------        -------      -------     -------     -------     -------
Dividends
    Net investment income                                   (0.025)        (0.047)      (0.053)     (0.052)     (0.053)     (0.054)
                                                           -------        -------      -------     -------     -------     -------
    Total Dividends                                         (0.025)        (0.047)      (0.053)     (0.052)     (0.053)     (0.054)
                                                           -------        -------      -------     -------     -------     -------
Net Asset Value, End of Period                             $  1.00        $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                           =======        =======      =======     =======     =======     =======
TOTAL RETURN                                                  2.54% (a)      4.77%        5.43%       5.30%       5.45%       5.60%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                          $21,265        $15,088      $31,185     $23,063     $85,260     $30,183
Ratio of expenses to average net assets                       0.20% (b)      0.20%        0.20%       0.20%       0.20%       0.20%
Ratio of net investment income to average net assets          5.07% (b)      4.69%        5.27%       5.12%       5.21%       5.79%
Ratio of expenses to average net assets                       0.21% (b)*     0.20%        0.20%       0.20%       0.20%       0.21%*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Not annualized.
(b) Annualized.

Financial Highlights, Class B Shares
                                                      FOR THE SIX
                                                      MONTHS ENDED
                                                      FEBRUARY 29,                   FOR THE YEARS ENDED AUGUST 31,
                                                         2000          ----------------------------------------------------------
                                                      (UNAUDITED)        1999        1998         1997         1996         1995
                                                      ------------     -------     --------     --------     --------     -------
Net Asset Value, Beginning of Period                     $  1.00       $  1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                         -------       -------     --------     --------     --------     -------
Investment Activities
    Net investment income                                  0.024         0.044        0.051        0.049        0.050       0.052
    Net realized losses from investment transactions      (0.000)**     (0.000)**        --           --           --          --
                                                         -------       -------     --------     --------     --------     -------
    Total from Investment Activities                       0.024         0.044        0.051        0.049        0.050       0.052
                                                         -------       -------     --------     --------     --------     -------
Dividends
    Net investment income                                 (0.024)       (0.044)      (0.051)      (0.049)      (0.050)     (0.052)
                                                         -------       -------     --------     --------     --------     -------
    Total Dividends                                       (0.024)       (0.044)      (0.051)      (0.049)      (0.050)     (0.052)
                                                         -------       -------     --------     --------     --------     -------
Net Asset Value, End of Period                           $  1.00       $  1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                         =======       =======     ========     ========     ========     =======
TOTAL RETURN                                                2.41% (a)     4.51%        5.17%        5.04%        5.18%       5.34%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $76,483       $64,266     $326,675     $300,437     $126,327     $76,114
Ratio of expenses to average net assets                     0.45% (b)     0.45%        0.45%        0.45%        0.45%       0.45%
Ratio of net investment income to average net assets        4.83% (b)     4.42%        5.05%        4.93%        5.01%       5.41%
Ratio of expenses to average net assets                     0.56% (b)*    0.45%        0.45%        0.45%        0.45%       0.46%*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Financial Highlights, Class D Shares
                                                       FOR THE SIX
                                                       MONTHS ENDED
                                                       FEBRUARY 29,                   FOR THE YEARS ENDED AUGUST 31,
                                                           2000          ------------------------------------------------------
                                                       (UNAUDITED)         1999            1998           1997         1996 (a)
                                                       ------------      --------        --------       --------       --------
Net Asset Value, Beginning of Period                     $   1.00        $   1.00        $   1.00       $   1.00       $  1.00
                                                         --------        --------        --------       --------       -------
Investment Activities
    Net investment income                                   0.023           0.042           0.048          0.047         0.015
    Net realized losses from investment transactions       (0.000)**       (0.000)**           --             --            --
                                                         --------        --------        --------       --------       -------
    Total from Investment Activities                        0.023           0.042           0.048          0.047         0.015
                                                         --------        --------        --------       --------       -------
Dividends
    Net investment income                                  (0.023)         (0.042)         (0.048)        (0.047)       (0.015)
                                                         --------        --------        --------       --------       -------
    Total Dividends                                        (0.023)         (0.042)         (0.048)        (0.047)       (0.015)
                                                         --------        --------        --------       --------       -------
Net Asset Value, End of Period                           $   1.00        $   1.00        $   1.00       $   1.00       $  1.00
                                                         ========        ========        ========       ========       =======
TOTAL RETURN                                                 2.29% (b)       4.25%           4.91%          4.78%         1.55% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $276,224        $204,713        $161,901       $101,401       $35,549
Ratio of expenses to average net assets                      0.70% (c)       0.70%           0.70%          0.70%         0.70% (c)
Ratio of net investment income to average net assets         4.56% (c)       4.16%           4.79%          4.69%         4.68% (c)
Ratio of expenses to average net assets                      0.71% (c)*      0.70%           0.70%          0.70%         0.70% (c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) The Portfolio commenced Class D shares operations on May 1, 1996.
(b) Not annualized.
(c) Annualized.

Financial Highlights, Class E Shares
                                                       FOR THE SIX
                                                       MONTHS ENDED      FOR THE
                                                       FEBRUARY 29,     YEAR ENDED
                                                           2000         AUGUST 31,
                                                       (UNAUDITED)       1999 (a)
                                                       ------------     ----------
Net Asset Value, Beginning of Period                     $  1.00          $  1.00
                                                         -------          -------
Investment Activities
    Net investment income                                  0.021            0.015
    Net realized losses from investment transactions      (0.000)**        (0.000)**
                                                         -------          -------
    Total from Investment Activities                       0.021            0.015
                                                         -------          -------
Dividends
    Net investment income                                 (0.021)          (0.015)
                                                         -------          -------
    Total Dividends                                       (0.021)          (0.015)
                                                         -------          -------
Net Asset Value, End of Period                           $  1.00          $  1.00
                                                         =======          =======
TOTAL RETURN                                                2.13% (b)        1.54% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $29,030          $13,086
Ratio of expenses to average net assets                     1.00% (c)        0.99% (c)
Ratio of net investment income to average net assets        4.28% (c)        3.81% (c)
Ratio of expenses to average net assets                     1.01% (c)*       0.99% (c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) The Portfolio commenced Class E shares operations on April 6, 1999.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

Financial Highlights, Class A Shares
                                                                         FOR THE PERIODS ENDED
                                            ------------------------------------------------------------------------------
                                              2000 (a)
                                            (UNAUDITED)    1999 (b)     1998 (c)      1997 (d)      1996 (e)      1995 (f)
                                            -----------    --------     --------      --------      --------      --------
Net Asset Value, Beginning of Period          $  1.00      $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                              -------      -------      -------       -------       -------       -------
Investment Activities
    Net investment income                       0.005        0.004        0.007         0.005         0.004         0.004
                                              -------      -------      -------       -------       -------       -------
    Total from Investment Activities            0.005        0.004        0.007         0.005         0.004         0.004
                                              -------      -------      -------       -------       -------       -------
Dividends
    Net investment income                      (0.005)      (0.004)      (0.007)       (0.005)       (0.004)       (0.004)
                                              -------      -------      -------       -------       -------       -------
    Total Dividends                            (0.005)      (0.004)      (0.007)       (0.005)       (0.004)       (0.004)
                                              -------      -------      -------       -------       -------       -------
Net Asset Value, End of Period                $  1.00      $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                              =======      =======      =======       =======       =======       =======
TOTAL RETURN                                     0.51% (g)    0.40% (g)    0.74% (g)     0.54% (g)     0.35% (g)     0.39% (g)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)             $     1      $     1      $    25       $    25       $    25       $    25
Ratio of expenses to average net assets          0.20% (h)    0.20% (h)    0.20% (h)     0.20% (h)     0.20% (h)     0.20% (h)
Ratio of net investment income to average
  net assets                                     4.31% (h)    3.69% (h)    4.83% (h)     4.24% (h)     4.15% (h)     4.47% (h)
Ratio of expenses to average net assets          0.20% (h)    0.22% (h)*   0.23% (h)*    0.23% (h)*    0.35% (h)*    0.29% (h)*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) The Portfolio operated from December 7, 1999 to January 19, 2000.
(b) The Portfolio operated from December 14, 1998 to January 22, 1999.
(c) The Portfolio operated from December 17, 1997 to February 11, 1998.
(d) The Portfolio operated from December 13, 1996 to January 30, 1997.
(e) The Portfolio operated from December 11, 1995 to January 10, 1996.
(f) The Portfolio operated from December 12, 1994 to January 11, 1995.
(g) Not annualized.
(h) Annualized.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

Financial Highlights, Class A
                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                     FEBRUARY 29,                    FOR THE YEARS ENDED AUGUST 31,
                                                        2000         -------------------------------------------------------------
                                                     (UNAUDITED)       1999          1998         1997         1996         1995
                                                     ------------    --------      --------     --------     --------     --------
Net Asset Value, Beginning of Period                   $   1.00      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                                       --------      --------      --------     --------     --------     --------
Investment Activities
    Net investment income                                 0.027         0.049         0.054        0.053        0.053        0.056
    Net realized gains from investment transactions       0.000 **     (0.000)**         --           --           --           --
                                                       --------      --------      --------     --------     --------     --------
    Total from Investment Activities                      0.027         0.049         0.054        0.053        0.053        0.056
                                                       --------      --------      --------     --------     --------     --------
Dividends
    Net investment income                                (0.027)       (0.049)       (0.054)      (0.053)      (0.053)      (0.056)
                                                       --------      --------      --------     --------     --------     --------
    Total Dividends                                      (0.027)       (0.049)       (0.054)      (0.053)      (0.053)      (0.056)
                                                       --------      --------      --------     --------     --------     --------
Net Asset Value, End of Period                         $   1.00      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========      ========      ========     ========     ========     ========
TOTAL RETURN                                               2.73% (a)     5.00%         5.54%        5.40%        5.52%        5.81%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $255,231      $254,808      $272,980     $568,715     $334,069     $375,965
Ratio of expenses to average net assets                    0.20% (b)     0.20%         0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average net assets       5.42% (b)     4.91%         5.40%        5.33%        5.36%        5.70%
Ratio of expenses to average net assets                    0.21% (b)*    0.20%         0.20%        0.20%        0.20%        0.20%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Not annualized.
(b) Annualized.

Financial Highlights, Class A
                                                       FOR THE SIX
                                                       MONTHS ENDED
                                                       FEBRUARY 29,                    FOR THE YEARS ENDED AUGUST 31,
                                                           2000         ---------------------------------------------------------
                                                       (UNAUDITED)        1999         1998         1997        1996        1995
                                                       ------------     -------      -------      -------     -------     -------
Net Asset Value, Beginning of Period                     $  1.00        $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                         -------        -------      -------      -------     -------     -------
Investment Activities
    Net investment income                                  0.026          0.046        0.052        0.050       0.051       0.053
    Net realized gains from investment transactions        0.000 **      (0.000)**        --           --          --          --
                                                         -------        -------      -------      -------     -------     -------
    Total from Investment Activities                       0.026          0.046        0.052        0.050       0.051       0.053
                                                         -------        -------      -------      -------     -------     -------
Dividends
    Net investment income                                 (0.026)        (0.046)      (0.052)      (0.050)     (0.051)     (0.053)
                                                         -------        -------      -------      -------     -------     -------
    Total Dividends                                       (0.026)        (0.046)      (0.052)      (0.050)     (0.051)     (0.053)
                                                         -------        -------      -------      -------     -------     -------
Net Asset Value, End of Period                           $  1.00        $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                         =======        =======      =======      =======     =======     =======
TOTAL RETURN                                                2.60% (a)      4.74%        5.28%        5.14%       5.26%       5.54%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $   457        $ 1,569      $17,602      $ 9,155     $ 8,734     $ 9,461
Ratio of expenses to average net assets                     0.45% (b)      0.45%        0.45%        0.45%       0.45%       0.45%
Ratio of net investment income to average net assets        5.09% (b)      4.72%        5.16%        5.02%       5.11%       5.33%
Ratio of expenses to average net assets                     0.56% (b)*     0.45%        0.45%        0.45%       0.45%       0.45%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

Financial Highlights, Class D
                                                                 FOR THE SIX
                                                                 MONTHS ENDED
                                                                 FEBRUARY 29,
                                                                   2000 (a)
                                                                 (UNAUDITED)
                                                                 ------------
Net Asset Value, Beginning of Period                                $  1.00
                                                                    -------
Investment Activities
  Net investment income                                               0.021
  Net realized gains from investment transactions                     0.000 **
                                                                    -------
  Total from Investment Activities                                    0.021
                                                                    -------
Dividends
  Net investment income                                              (0.021)
                                                                    -------
  Total Dividends                                                    (0.021)
                                                                    -------
Net Asset Value, End of Period                                      $  1.00
                                                                    =======
TOTAL RETURN                                                           2.14% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                   $10,862
Ratio of expenses to average net assets                                0.70% (c)
Ratio of net investment income to average net assets                   5.12% (c)
Ratio of expenses to average net assets                                0.71% (c)*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Portfolio commenced Class D shares operations on September 27, 1999.
(b) Not annualized.
(c) Annualized.


Financial Highlights, Class E
                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE
                                                      FEBRUARY 29,     YEAR ENDED
                                                          2000         AUGUST 31,
                                                      (UNAUDITED)       1999 (a)
                                                      ------------     ----------
Net Asset Value, Beginning of Period                     $  1.00        $  1.00
                                                         -------        -------
Investment Activities
  Net investment income                                    0.023          0.013
  Net realized gains from investment transactions          0.000 **      (0.000)**
                                                         -------        -------
  Total from Investment Activities                         0.023          0.013
                                                         -------        -------
Dividends
  Net investment income                                   (0.023)        (0.013)
                                                         -------        -------
  Total Dividends                                         (0.023)        (0.013)
                                                         -------        -------
Net Asset Value, End of Period                           $  1.00        $  1.00
                                                         =======        =======
TOTAL RETURN                                                2.32% (b)      1.31% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $79,296        $30,159
Ratio of expenses to average net assets                     1.00% (c)      0.99% (c)
Ratio of net investment income to average net assets        4.70% (c)      4.00% (c)
Ratio of expenses to average net assets                     1.01% (c)*     1.00% (c)*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Portfolio commenced Class E shares operations on May 5, 1999.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

Financial Highlights, Class A
                                                       FOR THE SIX
                                                       MONTHS ENDED
                                                       FEBRUARY 29,              FOR THE YEARS ENDED AUGUST 31,
                                                           2000         -----------------------------------------------------
                                                       (UNAUDITED)        1999        1998       1997       1996       1995
                                                       ------------     --------    --------   --------   --------   --------
Net Asset Value, Beginning of Period                     $   1.00       $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                         --------       --------    --------   --------   --------   --------
Investment Activities
    Net investment income                                   0.016          0.030       0.034      0.034      0.034      0.035
    Net realized losses from investment transactions       (0.000)**       0.000 **       --         --         --         --
                                                         --------       --------    --------   --------   --------   --------
    Total from Investment Activities                        0.016          0.030       0.034      0.034      0.034      0.035
                                                         --------       --------    --------   --------   --------   --------
Dividends
    Net investment income                                  (0.016)        (0.030)     (0.034)    (0.034)    (0.034)    (0.035)
                                                         --------       --------    --------   --------   --------   --------
    Total Dividends                                        (0.016)        (0.030)     (0.034)    (0.034)    (0.034)    (0.035)
                                                         --------       --------    --------   --------   --------   --------
Net Asset Value, End of Period                           $   1.00       $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                         ========       ========    ========   ========   ========   ========
TOTAL RETURN                                                 1.66% (a)      3.01%       3.41%      3.42%      3.43%      3.67%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $210,541       $288,343    $268,657   $282,368   $279,867   $283,654
Ratio of expenses to average net assets                      0.20% (b)      0.20%       0.20%      0.20%      0.20%      0.20%
Ratio of net investment income to average net assets         3.29% (b)      2.96%       3.35%      3.38%      3.34%      3.50%
Ratio of expenses to average net assets                      0.21% (b)*     0.20%       0.20%      0.20%      0.20%      0.20%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Less than $0.001 per share.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements.